Exploration And Evaluation - Summary of Exploration And Evaluation (Parenthetical) (Detail) - Corporates Or Others 2022 [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Disclosure of detailed information about exploration and evaluation [line items]
Cost of unsuccessful wells	$ 56	$ 125
Capitalised cost of written of during period	$ 209